Quarterly Holdings Report
for
Fidelity® Series Canada Fund
July 31, 2022
SAD-NPRT3-0922
1.9883885.104
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.5%
TELUS Corp.	3,648,100	83,984,216
Interactive Media & Services - 0.0%
VerticalScope Holdings, Inc. (a)	516,100	3,107,361
Wireless Telecommunication Services - 1.5%
Rogers Communications, Inc. Class B (non-vtg.)	1,874,600	86,179,924
TOTAL COMMUNICATION SERVICES		173,271,501
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.6%
Magna International, Inc. Class A (sub. vtg.)	495,100	31,614,796
Hotels, Restaurants & Leisure - 1.7%
Restaurant Brands International, Inc.	1,781,900	95,527,262
Multiline Retail - 2.8%
Dollarama, Inc. (b)	2,668,500	161,729,167
Specialty Retail - 0.0%
Diversified Royalty Corp. (b)	1,091,400	2,309,706
Textiles, Apparel & Luxury Goods - 0.1%
Canada Goose Holdings, Inc. (a)	412,283	8,081,140
TOTAL CONSUMER DISCRETIONARY		299,262,071
CONSUMER STAPLES - 6.4%
Beverages - 0.2%
GURU Organic Energy Corp. (a)(c)	1,891,996	11,613,048
Food & Staples Retailing - 6.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.) (b)	6,673,000	298,123,720
Neighbourly Pharmacy, Inc.	476,375	8,634,309
North West Co., Inc.	1,189,600	32,031,087
		338,789,116
Personal Products - 0.2%
Jamieson Wellness, Inc. (d)	413,400	12,009,277
TOTAL CONSUMER STAPLES		362,411,441
ENERGY - 18.6%
Energy Equipment & Services - 0.8%
Computer Modelling Group Ltd.	2,592,800	10,083,280
Pason Systems, Inc.	2,808,200	33,727,786
		43,811,066
Oil, Gas & Consumable Fuels - 17.8%
Canadian Natural Resources Ltd. (b)	5,724,800	316,114,644
Enbridge, Inc.	4,737,400	212,758,482
Parkland Corp. (b)	2,564,800	71,963,816
PrairieSky Royalty Ltd. (b)	10,591,980	155,420,174
Suncor Energy, Inc.	7,612,700	258,363,939
		1,014,621,055
TOTAL ENERGY		1,058,432,121
FINANCIALS - 31.6%
Banks - 19.2%
Bank of Montreal (b)	2,540,400	253,256,385
Bank of Nova Scotia (b)	1,814,200	110,519,497
Royal Bank of Canada (b)	2,823,900	275,344,308
The Toronto-Dominion Bank (b)	7,063,830	458,841,419
		1,097,961,609
Capital Markets - 5.9%
Brookfield Asset Management, Inc. (Canada) Class A	5,570,188	276,388,853
TMX Group Ltd.	599,300	61,490,787
		337,879,640
Insurance - 6.5%
Definity Financial Corp. (b)	2,603,024	75,008,071
Intact Financial Corp.	816,800	121,574,386
Sun Life Financial, Inc.	3,720,200	172,740,691
		369,323,148
TOTAL FINANCIALS		1,805,164,397
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Andlauer Healthcare Group, Inc.	859,970	33,081,193
dentalcorp Holdings Ltd. (a)	1,206,000	10,274,851
		43,356,044
INDUSTRIALS - 15.1%
Commercial Services & Supplies - 1.9%
GFL Environmental, Inc. (b)	3,880,314	107,390,050
Professional Services - 2.2%
Thomson Reuters Corp.	1,087,900	122,157,777
Road & Rail - 11.0%
Canadian National Railway Co.	1,764,100	223,489,862
Canadian Pacific Railway Ltd.	5,149,221	406,010,577
		629,500,439
TOTAL INDUSTRIALS		859,048,266
INFORMATION TECHNOLOGY - 6.7%
IT Services - 1.0%
Shopify, Inc. Class A (a)	1,657,900	57,755,589
Software - 5.7%
ApplyBoard, Inc. (a)(e)(f)	10,248	813,281
ApplyBoard, Inc. (non-vtg.) (a)(e)(f)	2,527	200,543
Constellation Software, Inc.	118,600	201,751,978
Dye & Durham Ltd. (b)	2,306,200	33,965,821
Open Text Corp.	2,181,400	89,228,638
		325,960,261
TOTAL INFORMATION TECHNOLOGY		383,715,850
MATERIALS - 10.9%
Chemicals - 3.5%
Nutrien Ltd. (b)	2,331,178	199,557,793
Containers & Packaging - 1.3%
CCL Industries, Inc. Class B (b)	1,435,900	72,134,198
Metals & Mining - 5.7%
Franco-Nevada Corp.	1,333,052	170,692,700
Lundin Mining Corp.	4,801,200	27,070,137
Wheaton Precious Metals Corp.	3,633,600	124,681,101
		322,443,938
Paper & Forest Products - 0.4%
Stella-Jones, Inc.	613,100	18,198,376
Western Forest Products, Inc.	6,001,700	6,983,353
		25,181,729
TOTAL MATERIALS		619,317,658
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Allied Properties (REIT) (b)	653,200	17,429,889
Real Estate Management & Development - 0.0%
Information Services Corp.	82,200	1,284,465
TOTAL REAL ESTATE		18,714,354
TOTAL COMMON STOCKS (Cost $4,210,580,268)		5,622,693,703

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (a)(e)(f)	12,606	1,000,412
Series A2 (a)(e)(f)	9,868	783,124
Series A3 (a)(e)(f)	563	44,680
Series D (a)(e)(f)	27,521	2,184,067
Series Seed (a)(e)(f)	3,768	299,028
Cost ($4,705,692)		4,311,311

Convertible Bonds - 0.2%
		Principal Amount (g)	Value ($)
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.2%
Cineplex, Inc. 5.75% 9/30/25 (d) (Cost $9,676,620)	CAD	14,130,000	12,894,708

Money Market Funds - 15.3%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 2.01% (h)(i) (Cost $870,822,645)	870,735,572	870,822,645

TOTAL INVESTMENT IN SECURITIES - 114.2% (Cost $5,095,785,225)	6,510,722,367
NET OTHER ASSETS (LIABILITIES) - (14.2)%	(807,464,158)
NET ASSETS - 100.0%	5,703,258,209

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,903,985 or 0.4% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,325,135 or 0.1% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	524,312
ApplyBoard, Inc. (non-vtg.)	6/30/21	269,861
ApplyBoard, Inc. Series A1	6/04/21	816,255
ApplyBoard, Inc. Series A2	6/04/21	638,966
ApplyBoard, Inc. Series A3	6/04/21	36,455
ApplyBoard, Inc. Series D	6/04/21	2,970,033
ApplyBoard, Inc. Series Seed	6/04/21	243,983

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	3,421,935	430,345,246	433,767,181	26,429	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	1,018,238,194	5,393,851,037	5,541,266,586	1,040,130	-	-	870,822,645	2.4%
Total	1,021,660,129	5,824,196,283	5,975,033,767	1,066,559	-	-	870,822,645

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
GURU Organic Energy Corp.	7,685,151	-	-	-	-	1,017,394	-
GURU Organic Energy Corp.	15,921,138	-	-	-	-	(13,010,635)	11,613,048
Total	23,606,289	-	-	-	-	(11,993,241)	11,613,048

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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